STAFF COSTS	6 Months Ended
Jun. 30, 2025
STAFF COSTS
STAFF COSTS	NOTE 2 - STAFF COSTS
Staff costs included in operating expenses relate to the 107 seafarers employed under Danish contracts (30 June 2024: 109, 31 December 2024: 109).
The average number of employees is calculated as a full-time equivalent (FTE).

USDm	Q2 2025	Q2 2024	Q1-Q2 2025	Q1-Q2 2024	FY 2024

Included in operating expenses	2.5	2.6	4.9	4.9	9.6
Included in administrative expenses	19.6	18.8	40.4	40.4	77.3
Total staff costs	22.1	21.4	45.3	45.3	86.9
As at 30 June 2025 TORM has a pool of 3,798 (30 June 2024:3,291, 31 December 2024:3,677)
seafarers.
The majority of seafarers on vessels are on short-term contracts. The average number of seafarers on board vessels on short-term contracts for the first six months of 2025 were on average 1,780
(30 June 2024: 1,668, 31 December 2024:1,721).
Total seafarers costs for the first six months of 2025 were USD 75.3m (30 June 2024:USD
68.6m, 31 December 2024:USD 141.4m) which are included in "Operating expenses" of which
USD 70.4m (30 June 2024:USD 63.7m, 31 December 2024:USD 131.8m) pertains to cost for seafarers on board vessels on short-term contracts and USD 4.9m (30 June 2024:USD 4.9m, 31
December 2024:USD 9.6m) pertains to cost for seafarers employed under the Danish contract as indicated in the staff costs table above.
Total compensation to the Board of Directors and the Senior Management Team, including the
CEO, expensed during the period amounts to USD 9.2m (30 June 2024: USD 9.2m, 31 December
2024: USD 18.4m).
As announced on 06 March 2025, the Board of Directors agreed to grant a total of 1,326,087
(2024: 1,214,986) RSUs to certain employees. The vesting period of the program is three years.
The exercise price is set at DKK 162.4 (2024: DKK 258.4). The exercise price is adjusted in the future by dividend payments. The exercise period is 360 days from each vesting date. The fair value of the RSUs granted was determined using the Black-Scholes model and amounts to USD
3.3m (30 June 2024: 8.1m). The average remaining contractual life for the restricted shares as of
30 June 2025  is 1.5  years (30 June 2024: 1.5 years, 31 December 2024: 1.5 years).
In addition to the RSUs granted to certain employees, the CEO was granted 255,200 restricted stock options on similar terms as outlined above. The fair value of the CEO's options was determined using the Black-Scholes model and amounts to USD 0.7m.